TAX LIABILITIES - Schedule of detailed information about tax liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Dislosure Of Tax Liabilities [Line Items]
ICMS (ordinary)	[1]	R$ 216,882	R$ 180,708
ICMS-ST provision	[2]	63,722	60,945
Taxes on invoicing abroad		150,706	346,407
Withholding tax		118,133	138,293
Other taxes payable - foreign subsidiaries		102,537	147,056
Income tax		23,084	18,170
PIS and COFINS payable	[3]	60,678	140
INSS and service tax (ISS) payable		5,603	31,895
Other		20,609	21,869
Total		761,954	945,483
Current		634,760	828,125
Non-current		R$ 127,194	R$ 117,358

[1]	Refers to ICMS on the Company's sales of goods in Brazil.
[2]	The Company has discussions about the illegality of changes in state laws to charge ICMS-ST. Part of the amount recorded as tax payable but not yet paid is being discussed in court by the Company, and in some cases, the amounts are deposited in court, as mentioned in note no. 12.
[3]	Refers to the value of PIS and COFINS levied on interest on equity received from the subsidiary Natura Cosméticos S.A.